Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued expenses and other current liabilities
Summary of accrued expenses and other current liabilities

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Deposits from packaged-tour users (a)	12,428	10,474	1,519
Payable for business combination	7,153	4,100	594
Accrued liabilities related to customers incentive program	3,951	3,400	493
Accrued professional service fees	11,861	11,356	1,646
Accrued advertising expenses	18,806	16,047	2,327
Deposits received from suppliers	86,212	72,169	10,464
Accrued operating expenses	8,067	7,662	1,111
Advanced payment from banks (b)	13,925	13,577	1,968
Discounted bank acceptance notes (c)	197,900	200,000	28,997
Others	22,326	19,527	2,828
Total	382,629	358,312	51,947